FORM N-Q/A

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: March 31, 2009




Item 1. Schedule of Investments.

                            TAX FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)

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                                                                                        Rating
Principal                                                                               Moody's/
Amount       General Obligation Bonds (25.4%)                                            S&P                Value (a)
------------ --------------------------------------------------------------------- ----------------- -----------------

             City & County (1.0%)
             ---------------------------------------------------------------------

             Denver, Colorado City & County Art Museum
$ 2,000,000  5.000%, 08/01/15                                                          Aa1/AAA            $ 2,161,960
                                                                                                     -----------------

             Metropolitan District (5.5%)
             ---------------------------------------------------------------------

             Arapahoe, Colorado Park & Recreation District
  1,070,000  5.000%, 12/01/17 National-re FGIC Insured                                  A3/NR               1,101,640

             Aspen Grove Business Improvement District, Colorado Refunding
  1,150,000  4.750%, 12/01/21Radian Insured                                            NR/BBB+                901,761

             Foothills, Colorado Park & Recreational District
  1,310,000  5.000%, 12/01/12 FSA Insured                                              Aa3/NR+              1,420,551
  1,325,000  5.000%, 12/01/13 FSA Insured                                              Aa3/NR+              1,422,480

             Fraser Valley Metropolitan Recreational District, Colorado
  1,375,000  5.000%, 12/01/25                                                            NR/A               1,398,114

             Highlands Ranch, Colorado Metropolitan District #1, Refunding
  1,730,000  5.750%, 09/01/09 AMBAC Insured                                            Baa1/AA+             1,759,047

             Hyland Hills Metro Park & Recreation District, Colorado
               Special Revenue Refunding & Improvement
  1,275,000  4.375%, 12/15/26 ACA Insured                                               NR/NR*                770,954

             Lincoln Park, Colorado Metropolitan District, Refunding
               & Improvement
  1,535,000  5.625%, 12/01/20                                                          NR/BBB-              1,271,870

             North Metro Fire Rescue District, Colorado
  1,200,000  4.625%, 12/01/20 AMBAC Insured                                             Baa1/A              1,263,576

             South Suburban, Colorado Park & Recreational District
    300,000  5.125%, 12/15/09 National-re FGIC Insured                                 Aa3/AA-                302,106

                                                                                                     ----------------
             Total Metropolitan District                                                                   11,612,099
                                                                                                     ----------------

             School Districts (19.0%)
             ---------------------------------------------------------------------

             Adams & Arapahoe Counties, Colorado Joint School District #28J
  2,500,000  5.500%, 12/01/23                                                          Aa3/AA-              2,704,150

             Adams & Weld Counties, Colorado School District #27J
  1,000,000  5.375%, 12/01/26 National-re Insured                                      Aa3/AA-              1,045,560

             Adams County, Colorado School District #12 (Adams 12
              Five Star Schools)
  1,170,000  5.000%, 12/15/12 National-re Insured                                      Aa3/AA+              1,270,152
    830,000  5.000%, 12/15/12 National-re Insured Pre-Refunded                         Aa3/AAA                917,980

             Arapahoe County, Colorado School District #006 Littleton
  1,000,000  5.250%, 12/01/21 National-re FGIC Insured                                  Aa2/AA              1,056,430

             Boulder Larimer & Weld Counties, Colorado
  1,260,000  5.000%, 12/15/26 FSA Insured                                              Aa3/AAA              1,276,783

             Boulder Larimer & Weld Counties, Colorado
  1,500,000  5.000%, 12/15/28                                                          Aa3/AA-              1,525,275

             Clear Creek, Colorado School District
  1,000,000  5.000%, 12/01/16 FSA Insured                                              Aa3/AAA              1,014,620

             Denver, Colorado City & County School District No. 1
  3,000,000  5.250%, 12/01/27                                                          Aa3/AA-              3,068,580

             El Paso County, Colorado School District #20
  1,500,000  5.000%, 12/15/14 National-re FGIC Insured                                  Aa3/NR              1,636,125

             El Paso County, Colorado School District #020
  1,085,000  5.500%, 12/15/23 National-re FGIC Insured                                  Aa3/NR              1,150,219

             El Paso County, Colorado School District #38
  1,110,000  5.700%, 12/01/12 Pre-Refunded                                              Aa3/NR              1,199,555

             El Paso County, Colorado School District #49
  1,500,000  5.500%, 12/01/13 FSA Insured Pre-Refunded                                 Aa3/AAA              1,625,040
  1,000,000  5.250%, 12/01/14 FGIC Insured Pre-Refunded                                Aa3/AA-              1,111,040

             Garfield County, Colorado School District
  1,250,000  5.000%, 12/01/17 FSA Insured                                              Aa3/NR+              1,341,863

             Gunnison Watershed, Colorado School District
  1,025,000  5.250%, 12/01/26                                                          Aa3/AA-              1,071,545

             Jefferson County, Colorado School District #R-001
  3,000,000  5.250%, 12/15/25 FSA Insured***                                           Aa3/AAA              3,170,850

             La Plata County, Colorado School District #9
  1,500,000  5.000%, 11/01/18 National-re Insured Pre-Refunded                          Aa3/NR              1,692,270

             Pueblo County, Colorado School District #70
  1,000,000  5.000%, 12/01/15 National-re FGIC Insured                                  A2/AA-              1,047,090
  3,440,000  5.000%, 12/01/16 National-re FGIC Insured                                  A2/AA-              3,582,313

             Teller County, Colorado School District #2 Woodland Park
  1,265,000  5.000%, 12/01/17 National-re Insured                                      Aa3/AA-+             1,370,412

             Weld and Adams Counties, Colorado School District #3J
  1,000,000  5.500%, 12/15/10 AMBAC Insured Pre-Refunded                               Aa3/AA-              1,035,460

             Weld County, Colorado School District #2
  1,315,000  5.000%, 12/01/15 FSA Insured                                              Aa3/AAA              1,417,807

             Weld County, Colorado School District #6
  1,195,000  5.000%, 12/01/15 FSA Insured Pre-Refunded                                 Aa3/AAA              1,321,527

             Weld County, Colorado School District #8
  1,115,000  5.000%, 12/01/15 FSA Insured Pre-Refunded                                 Aa3/AAA              1,263,295
  1,385,000  5.250%, 12/01/17 FSA Insured Pre-Refunded                                 Aa3/AAA              1,581,559

                                                                                                     ----------------
             Total School Districts                                                                        40,497,500
                                                                                                     ----------------

             Total General Obligation Bonds                                                                54,271,559
                                                                                                     ----------------

             Revenue Bonds (72.6%)
             ---------------------------------------------------------------------

             Electric (2.1%)
             ---------------------------------------------------------------------

             Colorado Springs, Colorado Utilities Revenue
  1,660,000  5.000%, 11/15/17                                                           Aa2/AA              1,769,992

             Colorado Springs, Colorado Utilities Revenue Refunding Series B
  1,285,000  5.250%, 11/15/23                                                           Aa2/AA              1,402,475

             Colorado Springs, Colorado Utilities Revenue Subordinated
              Lien Improvement Series B
  1,160,000  5.000%, 11/15/23                                                           Aa2/AA              1,212,444

                                                                                                     ----------------
             Total Electric                                                                                 4,384,911
                                                                                                     ----------------

             Higher Education (18.0%)
             ---------------------------------------------------------------------

             Adams State College, Colorado Auxiliary Facilities
  1,000,000  5.200%, 05/15/27                                                          Aa3/AA-              1,019,650

             Boulder, Colorado Development Revenue UCAR
  1,880,000  5.000%, 09/01/27 National-re Insured                                       A2/AA-              1,885,170

             Colorado Educational & Cultural Facility Authority,
              Johnson & Wales
    860,000  5.000%, 04/01/18 Syncora Guarantee Inc. Insured                           NR/BBB-                749,223

             Colorado Educational & Cultural Facility Authority,
              Regis University Project
  1,695,000  5.000%, 06/01/24 Radian Insured                                           A3/BBB+              1,443,259

             Colorado Educational & Cultural Facility Authority, Student
              Housing - Campus Village Apartments Refunding
  2,835,000  5.375%, 06/01/28                                                            NR/A               2,429,935

             Colorado Educational & Cultural Facility Authority,
               University of Colorado Foundation Project
  2,110,000  5.000%, 07/01/17 AMBAC Insured Pre-Refunded                               Baa1/AA-             2,327,436
  1,865,000  5.375%, 07/01/18 AMBAC Insured Pre-Refunded                               Baa1/AA-             2,079,158

             Colorado Educational & Cultural Facility Authority Revenue
              Refunding, University of Denver Project
  1,000,000  5.250%, 03/01/26 National-re FGIC Insured                                  A1/AA-              1,035,210

             Colorado Educational & Cultural Facility Authority,
               University of Denver Project, Series B Refunding
  1,620,000  5.250%, 03/01/23 National-re FGIC Insured                                   A1/A               1,667,174

             Colorado Mountain Jr. College District Student Housing
              Facilities Enterprise Revenue
  1,000,000  4.500%, 06/01/18 National-re Insured                                      Baa1/AA-             1,045,860

             Colorado School of Mines Enterprise Revenue Refunding
              & Improvement
  1,455,000  5.000%, 12/01/24                                                          Aa3/AA-              1,490,764

             Colorado State Board of Governors University Enterprise
               System, Series A, Refunding and Improvement
    425,000  5.000%, 03/01/17 Pre-Refunded, ETM                                         A1/NR+                478,707

             Colorado State Board of Governors University Enterprise
              System, Series A, Refunding and Improvement
  1,105,000  5.000%, 03/01/17 AMBAC Insured                                            A1/NR++              1,174,615

             Colorado State COP University of Colorado at Denver
              Health Sciences Center Fitzsimons Academic Projects Series B
  3,135,000  5.250%, 11/01/25 National-re Insured                                      Baa1/AA              3,242,217

             Mesa State College, Colorado Auxiliary Facilities Enterprise
  2,000,000  5.700%, 05/15/26                                                          Aa3/AA-              2,140,260


             University of Colorado Enterprise System
  1,000,000  5.000%, 06/01/11                                                          Aa3/AA-              1,076,580
  2,325,000  5.000%, 06/01/15 AMBAC Insured Pre-Refunded                               Aa3/AA-              2,592,840
  1,735,000  5.000%, 06/01/16 Pre-Refunded                                             Aa3/AA-              1,964,037
  1,000,000  5.250%, 06/01/17 FGIC Insured Pre-Refunded                                Aa3/AA-              1,142,010

             University of Colorado Enterprise System
  2,000,000  5.000%, 06/01/27                                                          Aa3/AA-              2,039,800

             University of Colorado Enterprise System Revenue,
              Refunding & Improvement
  3,905,000  5.000%, 06/01/24 National-re FGIC Insured                                 Aa3/AA-              4,034,256

             University of Northern Colorado Auxiliary Facilities
  1,390,000  5.000%, 06/01/15 AMBAC Insured                                              A2/A               1,443,557

                                                                                                     ----------------
             Total Higher Education                                                                        38,501,718
                                                                                                     ----------------

             Hospital (8.3%)
             ---------------------------------------------------------------------

             Colorado Health Facility Authority Hospital Revenue,
              Valley View Hospital Association, Refunding
  1,000,000  5.500%, 05/15/28                                                           NR/BBB                796,790

             Colorado Health Facility Authority Hospital Revenue,
              Catholic Health
  1,000,000  4.750%, 09/01/25 FSA Insured                                              Aa2/AAA                995,450

             Colorado Health Facility Authority Revenue, Catholic
              Health Initiatives
  2,000,000  5.000%, 10/01/16                                                           Aa2/AA              2,087,580

             Colorado Health Facility Authority Revenue, Catholic
              Health Initiatives
  1,000,000  6.000%, 10/01/23                                                           Aa2/AA              1,055,230

             Colorado Health Facility Authority Hospital Revenue,
              Evangelical Lutheran Project Refunding
  1,575,000  5.250%, 06/01/19                                                           A3/A-               1,436,054

             Colorado Health Facility Authority Hospital Revenue, Poudre
              Valley Health Care Series F Refunding
  2,800,000  5.000%, 03/01/25                                                         Baa1/BBB+             2,289,420

             Colorado Health Facility Authority Hospital Revenue,
              Sisters of Charity - Health Care
  1,000,000  6.250%, 05/15/09 AMBAC Insured ETM                                        Baa1/A+              1,004,930

             Colorado Health Facility Authority Hospital Revenue,
              Sisters of Charity - Leavenworth
  1,500,000  5.250%, 12/01/10 National-re Insured                                       Aa2/AA              1,506,075

             Colorado Health Facility Authority Hospital Revenue,
              Evangelical Lutheran Project Refunding
  1,000,000  5.250%, 06/01/21                                                           A3/A-                 877,800
  2,000,000  5.250%, 06/01/24                                                           A3/A-               1,670,780

             Denver, Colorado Health & Hospital Authority Healthcare,
              Revenue Series A Refunding
  2,000,000  5.000%, 12/01/18                                                           NR/BBB              1,724,880

             Denver, Colorado Health & Hospital Authority Healthcare,
              Revenue Series A Refunding
  1,500,000  5.000%, 12/01/19                                                           NR/BBB              1,269,060

             Park Hospital District Larimer County, Colorado Limited
              Tax Revenue
  1,010,000  4.500%, 01/01/21 AGC Insured                                              Aa2/AAA              1,043,158

                                                                                                     ----------------
             Total Hospital                                                                                17,757,207
                                                                                                     ----------------

             Housing (2.2%)
             ---------------------------------------------------------------------

             Colorado Housing & Finance Authority
    300,000  6.050%, 10/01/16 Series 1999A3                                             Aa2/NR                300,795
     10,000  6.125%, 11/01/23 Series 1998D3                                             Aa2/NR                 10,352

             Colorado Housing & Finance Authority, Single Family
              Program Refunding
    130,000  5.000%, 08/01/13 Series 2001 Series B                                      A1/A+                 126,337

             Colorado Housing Finance Authority, Single Family Mortgage
     35,000  5.700%, 10/01/22 Series 2000C3                                             Aa2/AA                 35,489

             Colorado Housing & Finance Authority, Single Family
               Mortgage Class II
  1,000,000  5.500%, 11/01/29**                                                        Aaa/AAA              1,005,100

             Colorado Housing Finance Authority, Single Family Mortgage
              Class III Series A-5
  3,000,000  5.000%, 11/01/34                                                           A1/A+               2,976,990

             Colorado Housing Finance Authority, Single Family
               Mortgage Subordinated
     65,000  5.400%, 10/01/12 Series 2000D                                              A1/A+                  65,603

             Denver, Colorado Single Family Mortgage Revenue
     85,000  5.000%, 11/01/15 GNMA Insured                                              NR/AAA                 85,152

                                                                                                     -----------------
             Total Housing                                                                                  4,605,818
                                                                                                     -----------------

             Lease (14.8%)
             ---------------------------------------------------------------------

             Adams 12 Five Star Schools COP
  1,770,000  4.625%, 12/01/24                                                           A1/A+               1,726,547

             Aurora, Colorado COP
  2,105,000  5.250%, 12/01/13 AMBAC Insured Pre-Refunded                               Baa1/AA-             2,253,802

             Broomfield, Colorado COP
  2,500,000  5.100%, 12/01/12 AMBAC Insured                                             A2/NR               2,630,150

             Colorado Educational & Cultural Facilities Authority
              Revenue, Ave Maria School Project Refunding
  1,000,000  4.850%, 12/01/25 Radian Insured                                           A3/BBB+                790,380

             Colorado Educational & Cultural Facilities Authority
              Revenue, Peak to Peak Charter School, Refunding
  1,500,000  5.250%, 08/15/24 Syncora Guarantee Inc. Insured                             NR/A               1,518,780

             Colorado State Higher Ed Capital Construction Lease
  3,000,000  5.250%, 11/01/23                                                          Aa3/AA-              3,151,950

             Denver, Colorado City and County COP (Botanical Gardens)
  2,015,000  5.250%, 12/01/22                                                          Aa3/AA+              2,153,410

             Denver, Colorado City and County COP (Roslyn Fire)
  1,835,000  5.000%, 12/01/15                                                          Aa2/AA+              1,942,604

             El Paso County, Colorado COP
  1,100,000  5.250%, 12/01/09 National-re Insured                                       A1/AA-              1,130,118

             El Paso County, Colorado COP (Pikes Peak Regional
              Development Authority)
  1,925,000  5.000%, 12/01/18 AMBAC Insured                                            Baa1/AA-             2,062,657

             Fort Collins, Colorado Lease COP Series A
  3,020,000  4.750%, 06/01/18 AMBAC Insured                                             Aa2/NR              3,185,013

             Fremont County, Colorado COP Refunding & Improvement Series A
  2,075,000  5.000%, 12/15/18 National-re Insured                                      Baa1/AA-             2,124,551

             Lakewood, Colorado COP
  1,440,000  5.200%, 12/01/13 AMBAC Insured Pre-Refunded                               Baa1/AA-             1,545,566

             Northern Colorado Water Conservancy District COP
  1,000,000  5.000%, 10/01/15 National-re Insured                                      Baa1/AA-             1,054,320

             Pueblo, Colorado COP (Police Complex Project)
  2,170,000  5.500%, 08/15/22 AGC Insured                                              Aa2/AAA              2,266,717

             Rangeview Library District Project, Colorado COP
  1,000,000  5.000%, 12/15/28 AGC Insured                                              Aa2/AAA              1,002,210

             Westminster, Colorado COP
  1,055,000  5.350%, 09/01/11 National-re Insured Pre-Refunded                         Baa1/AA              1,086,872

                                                                                                     ----------------
             Total Lease                                                                                   31,625,647
                                                                                                     ----------------

             Sales Tax (10.5%)
             ---------------------------------------------------------------------

                Boulder, Colorado
  1,045,000  5.250%, 08/15/10 AMBAC Insured                                            Aa2/AA-              1,059,954

             Boulder, Colorado Open Space Acquisition
  1,250,000  5.500%, 08/15/12 Pre-Refunded                                             Aa1/AA+              1,335,013

             Boulder, Colorado Open Space Capital Improvement
  1,630,000  5.000%, 07/15/17 National-re Insured                                       Aa2/AA              1,722,242

             Boulder County, Colorado Open Space Capital Improvement Series A
  1,500,000  5.000%, 01/01/24 FSA Insured                                              Aa3/AAA              1,554,390

             Boulder, Colorado Sales & Use Tax Open Space Series A
  1,000,000  5.450%, 12/15/12 FGIC Insured Pre-Refunded                                 NR/AA-              1,041,460

             Colorado Springs, Colorado Sales & Use Tax Revenue Service Sales
  1,320,000  5.000%, 12/01/12                                                           A1/AA+              1,350,162

             Commerce City, Colorado Sales & Use Tax Revenue
  1,000,000  5.000%, 08/01/21 AMBAC Insured                                            Baa1/A+              1,028,340

             Denver, Colorado City & County Excise Tax Revenue
  2,000,000  5.375%, 09/01/10 FSA Insured                                              Aa3/AAA              2,028,520

             Douglas County, Colorado Sales & Use Tax Open Space Revenue
  1,780,000  5.500%, 10/15/12 FSA Insured                                              Aa3/AAA              1,899,883

             Golden, Colorado Sales & Use Tax
  1,265,000  5.000%, 12/01/12 AMBAC Insured                                             Baa1/A              1,356,371

             Jefferson County, Colorado Open Space Sales Tax
  1,600,000  5.000%, 11/01/13 AMBAC Insured                                            Aa3/AA-              1,714,144
  1,080,000  5.000%, 11/01/14 AMBAC Insured                                            Aa3/AA-              1,146,420

             Larimer County, Colorado Sales Tax Revenue Bond
  1,000,000  5.500%, 12/15/12 AMBAC Insured Pre-Refunded                                A1/AA-              1,080,080

             Longmont, Colorado Sales & Use Tax
  1,875,000  5.500%, 11/15/14 Pre-Refunded                                              NR/AA+              2,017,838

             Park Meadows Business Implementation District, Colorado
              Shared Sales Tax Revenue Bond
  1,500,000  5.300%, 12/01/27                                                           NR/NR*                954,915

             Thornton, Colorado Sales Tax
  1,000,000  5.000%, 09/01/14 FSA Insured                                              Aa3/AAA              1,057,640

                                                                                                     ----------------
             Total Sales Tax                                                                               22,347,372
                                                                                                     ----------------

             Transportation (7.1%)
             ---------------------------------------------------------------------

             Colorado Department of Transportation-Tax Revenue Anticipation Note
  1,000,000  6.000%, 06/15/13 AMBAC Insured Pre-Refunded                                Aaa/AA              1,070,680

             E-470 Public Highway Authority, Colorado Revenue Series D2
  4,000,000  5.000%, 09/01/39 National-re Insured                                      Baa1/AA              3,939,320

             Northwest Parkway, Colorado Public Highway Authority Series A
  2,515,000  5.150%, 06/15/14 AMBAC Insured Pre-Refunded                                Baa1/A              2,760,967

             Regional Transportation District, Colorado COP
  1,190,000  5.000%, 06/01/15 AMBAC Insured                                             A1/A++              1,248,251

             Regional Transportation District, Colorado COP, Series A
  3,500,000  5.000%, 06/01/25 AMBAC Insured                                             A1/A+               3,307,185

             Regional Transportation District, Colorado Sales Tax Revenue
  2,000,000  5.000%, 11/01/13 National-re FGIC Insured                                 Aa3/AAA              2,107,580

             Walker Field, Colorado Public Airport Authority Airport Revenue
  1,000,000  5.000%, 12/01/22                                                          Baa3/NR                728,610

                                                                                                     ----------------
             Total Transportation                                                                          15,162,593
                                                                                                     ----------------

             Water & Sewer (8.8%)
             ---------------------------------------------------------------------

             Boulder, Colorado Water & Sewer Revenue
  1,000,000  5.400%, 12/01/14 Pre-Refunded                                             Aa2/AA+              1,076,610

             Broomfield, Colorado Sewer and Waste Water Revenue
  1,985,000  5.000%, 12/01/15 AMBAC Insured                                             A3/NR               2,099,356

             Broomfield, Colorado Water Activity Enterprise
  1,500,000  5.300%, 12/01/12 National-re Insured                                       A2/NR               1,614,750
  1,730,000  5.250%, 12/01/13 National-re Insured                                       A2/NR               1,820,860

             Colorado Clean Water Revenue
    170,000  5.375%, 09/01/10 Un-Refunded portion                                      Aaa/AAA                170,032

             Colorado Water Resource & Power Development Authority
  2,675,000  5.000%, 09/01/16 National-re Insured                                      Baa1/AA-             2,763,141
  1,855,000  5.000%, 09/01/17 National-re Insured                                      Baa1/AA-             1,888,334

             Colorado Water Resource & Power Development Authority
              Clean Water Revenue Series A
  1,375,000  5.000%, 09/01/12 Pre-Refunded                                             Aaa/AAA              1,507,069
    260,000  5.000%, 09/01/12 Un-Refunded portion                                      Aaa/AAA                281,208

             Colorado Water Resource & Power Development Authority
              Clean Water Revenue Series B
    180,000  5.500%, 09/01/09 Un-Refunded portion                                      Aaa/AAA                180,032

             Colorado Water Resource & Power Development Authority
               Small Water Resource Series A
    600,000  5.550%, 11/01/13 National-re FGIC Insured Un-Refunded portion              NR/NR*                625,752
    400,000  5.550%, 11/01/13 FGIC Insured Pre-Refunded                                 NR/NR*                429,072

             Denver, Colorado City and County Wastewater Revenue
  1,560,000  5.000%, 11/01/15 National-re FGIC Insured                                 Aa3/AAA              1,679,340

             Pueblo, Colorado Board Water Works
  1,000,000  5.500%, 11/01/10 FSA Insured                                              Aa3/AAA              1,058,410

             Ute, Colorado  Water Conservancy District
  1,570,000  5.500%, 06/15/12 National-re Insured                                      Baa1/AA-             1,636,505

                                                                                                     ----------------
             Total Water & Sewer                                                                           18,830,471
                                                                                                     ----------------

             Miscellaneous Revenue (0.8%)
             ---------------------------------------------------------------------

             Denver, Colorado City & County Helen Bonfils Project
    620,000  5.875%, 12/01/09                                                           NR/A+                 620,236

             Westminster, Colorado Golf Course Activity
  1,000,000  5.400%, 12/01/13 Radian Group, Inc. Insured                                 NR/A               1,009,770

                                                                                                     ----------------
             Total Miscellaneous Revenue                                                                    1,630,006
                                                                                                     ----------------

             Total Revenue Bonds                                                                          154,845,743
                                                                                                     ----------------

             Total Investments (cost $206,130,582-note b)                               98.1%             209,117,302
             Other assets less liabilities                                               1.9                4,145,700
                                                                                   ----------------- ----------------
             Net Assets                                                                 100.0%           $213,263,002
                                                                                   ================= ================


                                                                 Percent of
             Portfolio Distribution By Quality Rating          Portfolio (1)
             ----------------------------------------          -------------

             Aaa of Moody's or AAA of S&P or AAA of Fitch            16.4 %

             Pre-Refunded Bonds (2)                                  19.4

             Aa of Moody's or AA of S&P                              40.5

              A of Moody's or S&P or Fitch                           17.9

             Baa of Moody's or BBB of S&P                            4.7

             Not rated*                                              1.1
                                                                    -----
                                                                   100.0 %
                                                                    =====

         1 Calculated using the highest rating of the three rating services.

         2 Pre-refunded bonds are bonds for which U.S.
         Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

         * Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

         ** Security traded on a "when-issued" basis.

        *** Security pledged as collateral for the Fund's when - issued commitments.

          Fitch Ratings
          + AAA
          ++ A

Note: National Public Finance Guarantee Corporation (National-re) is the new name for MBIA Inc.'s U.S. public finance platform.

                                                  PORTFOLIO ABBREVIATIONS:
                                                  ------------------------

                 ACA -American Capital Assurance Financial Guaranty Corp. AGC - Assured Guaranty Corp.
                 AMBAC - American Municipal Bond Assurance Corp.
                 COP -Certificates of Participation
                 ETM -Escrowed to Maturity
                 FGIC - Financial Guaranty Insurance Co.
                 FSA - Financial Security Assurance
                 GNMA -Government National Mortgage Association
                 MBIA- Municipal Bond Investors Assurance
                 National-re-National Public Finance Guarantee Corporation National-re-FGIC-Reinsured FGIC bonds
                 NR - Not Rated
                 UCAR- University Corporation for Atmospheric Research

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE FUND OF COLORADO
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $206,092,440 amounted to $3,024,862, which consisted of aggregate gross unrealized appreciation of $8,251,727 and aggregate gross unrealized depreciation of $5,226,865.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2009:

                                                           Investments in
 Valuation Inputs                                             Securities

 Level 1 - Quoted Prices                               $                -

 Level 2 - Other Significant Observable Inputs         $      209,117,302

 Level 3 - Significant Unobservable Inputs             $                -
                                                       ------------------
 Total                                                  $     209,117,302
                                                       ==================


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
	Diana P. Herrmann
 	President and Trustee
      May 28, 2009



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 28, 2009